N-4	Oct. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Jefferson National VA Separate Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Oct. 14, 2025
Amendment Flag	false
Monument Advisor NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment Management
Europe Limited, Macquarie Investment Management Global
Limited

Ivy Variable Insurance Portfolios - Nomura VIP Balanced
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment

Ivy Variable Insurance Portfolios - Nomura VIP Corporate
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP High
Income Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP High Income
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

CURRENT INFORMATION	UPDATED INFORMATION
Ivy Variable Insurance Portfolios - Macquarie VIP Limited-
Term Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment Management
Europe Limited, Macquarie Investment Management Global
Limited

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Natural
Resources Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Natural
Resources Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP Science
and Technology Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Science and
Technology Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Value
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Monument Advisor NY | DelawareVIPTrustNomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPAssetStrategySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPBalancedSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPCorporateBondSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPHighIncomeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPLimitedTermBondSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPNaturalResourcesSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPScienceandTechnologySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor NY | IvyVariableInsurancePortfoliosNomuraVIPValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor Select NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment Management
Europe Limited, Macquarie Investment Management Global
Limited

Ivy Variable Insurance Portfolios - Nomura VIP Balanced
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment

Ivy Variable Insurance Portfolios - Nomura VIP Corporate
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP High
Income Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP High Income
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

CURRENT INFORMATION	UPDATED INFORMATION
Ivy Variable Insurance Portfolios - Macquarie VIP Limited-
Term Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment Management
Europe Limited, Macquarie Investment Management Global
Limited

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Natural
Resources Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Natural
Resources Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP Science
and Technology Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Science and
Technology Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Value
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Monument Advisor Select NY | DelawareVIPTrustNomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPAssetStrategySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPBalancedSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPCorporateBondSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPHighIncomeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPLimitedTermBondSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPNaturalResourcesSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPScienceandTechnologySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Monument Advisor Select NY | IvyVariableInsurancePortfoliosNomuraVIPValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)